DUE FROM FACTOR - Additional information (Details).	12 Months Ended
Dec. 31, 2022 USD ($)
Debt Instrument
Maximum advances on net sales can be requested, percentage	50.00%
LIBOR
Debt Instrument
Debt instrument variable rate	2.50%
Prime Rate
Debt Instrument
Increase (Decrease) in interest rate	0.03%
Stateside
Debt Instrument
Maximum commission and fees payable	$ 30,000
Promissory note, annual interest rate (as a percent)	4.00%
Stateside | Prime Rate
Debt Instrument
Debt instrument variable rate	2.00%
Maximum commission and fees payable	$ 30,000
Bailey | Prime Rate
Debt Instrument
Promissory note, annual interest rate (as a percent)	4.25%